Note 11 - Income Taxes - Reconciliation of Benefits for Income Taxes (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
U.S. Federal statutory income tax (benefit), amount				$ (5,663,000)	$ (4,421,000)
U.S. Federal statutory income tax (benefit), percent				21.00%	21.00%
State and local income taxes, net of federal benefit, amount	[1]			$ (491,000)	$ (387,000)
State and local income taxes, net of federal benefit, percent	[1]			1.80%	1.80%
Foreign Rate Differential, amount				$ 1,000	$ (9,000)
Foreign Rate Differential, percent				0.00%	0.00%
Foreign NOL deferred adjustment, amount				$ 245,000	$ 0
Foreign NOL deferred adjustment, percent				(0.90%)	0.00%
Change in valuation allowance, amount				$ 3,947,000	$ 2,835,000
Change in valuation allowance, percent				(14.60%)	(13.50%)
Incentive Stock based compensation, amount				$ 32,000	$ 161,000
Incentive Stock based compensation, percent				(0.10%)	(0.80%)
Changes in fair values - derivative & warrant liabilities, amount				$ 1,265	$ 901
Changes in fair values - derivative & warrant liabilities				(4.70%)	(4.30%)
Non-deductible Convertible Note interest and debt discount amortization, amount				$ 938,000	$ 644,000
Non-deductible Convertible Note interest and debt discount amortization, percent				(3.50%)	(3.10%)
Non-deductible issuance costs, amount				$ 126,000	$ 306,000
Non-deductible issuance costs, percent				(0.50%)	(1.50%)
Other, amount				$ 2,000	$ 41,000
Other, percent				0.00%	(0.20%)
Tax Credits, amount				$ (130,000)	$ (178,000)
Tax Credits, percent				0.50%	0.80%
Effects of deferred tax adjustments, net of federal benefits, amount				$ (186,000)	$ 81,000
Effects of deferred tax adjustments, net of federal benefits, percent				0.70%	(0.40%)
Effects of change in state tax rate, net of federal benefits, amount				$ 46,000	$ 94,000
Effects of change in state tax rate, net of federal benefits, percent				(0.20%)	(0.40%)
Other, amount				$ (57,000)	$ (83,000)
Other, percent				0.20%	0.40%
Income Tax Provision/(Benefit) and Effective Income Tax Rate, amount		$ 0	$ 31,000	$ 35,000	$ (15,000)
Income Tax Provision/(Benefit) and Effective Income Tax Rate, percent				(0.10%)	0.10%
Income Tax Jurisdiction, Foreign [Member]
Foreign Non-Deductible Items, amount				$ (40,000)	$ 0
Foreign Non-Deductible Items, percent				0.10%	0.00%

[1]	For the year ended December 31, 2025, the net state income tax benefit includes deferred tax effects from temporary differences primarily in Arizona and California, offset by current state income tax expense in California, New Jersey, and Texas. These jurisdictions collectively represent more than 50% of the net state and local income tax effect.